Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, authorized	75,000,000	75,000,000
Ordinary shares, par value
Ordinary shares, issued	36,761,108	35,842,980
Ordinary shares, outstanding	36,761,108	35,842,980